Consolidated Statements of the Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Begining Balance at Dec. 31, 2011	$ 4,896,589		$ 122,900	$ 5,514,599	$ (1,422,947)	$ 682,037
Begining Balance, Shares at Dec. 31, 2011			122,900,000
Comprehensive income:
Net income (loss)	230,132				230,132
Unrealized foreign currency translation adjustment	39,872					39,872
Ending Balance at Dec. 31, 2012	5,166,593		122,900	5,514,599	(1,192,815)	721,909
Ending Balance, Shares at Dec. 31, 2012			122,900,000
Recapitalization	(11,327)	90,000	100	(101,427)
Recapitalization, Shares		90,000,000	100,000
Comprehensive income:
Net income (loss)	(874,831)				(874,831)
Unrealized foreign currency translation adjustment	150,431					150,431
Ending Balance at Dec. 31, 2013	4,430,866	90,000	123,000	5,413,172	(2,067,646)	872,340
Ending Balance, Shares at Dec. 31, 2013		90,000,000	123,000,000
Recapitalization
Recapitalization, Shares
Comprehensive income:
Net income (loss)	(1,129,396)				(1,129,396)
Unrealized foreign currency translation adjustment	(21,293)					(21,293)
Ending Balance at Dec. 31, 2014	$ 3,280,177	$ 90,000	$ 123,000	$ 5,413,172	$ (3,197,042)	$ 851,047
Ending Balance, Shares at Dec. 31, 2014		90,000,000	123,000,000